21. PAYMENT TO SHAREHOLDERS	12 Months Ended
Dec. 31, 2018
Payment To Shareholders
PAYMENT TO SHAREHOLDERS

The Company's Bylaws provide the distribution of 25% minimum dividends of adjusted net income under the law, to the shareholders. The dividends are calculated in accordance with the Company’s Bylaws and in accordance with the Brazilian Corporate Law. The following is the calculation of dividends for 2018:

Allocation of profits
12/31/2018
Profit for the year	5,074,136
Absorption of deficits	(1,291,689)
Legal reserve	(189,122)
Allocation of profits	3,593,325
Proposed destination:
Mandatory minimum dividends	(898,332)
Intended for statutory reserve of working capital	(2,694,993)
In current liabilities
Dividends to be paid on December 31, 2017	2,209
Mandatory minimum dividends	898,332
Dividends to be paid on December 31, 2018	900,541

Weighted average number of shares	1,373,251
Dividends per share approved	0.65416

The following table shows the history of deliberate and paid dividends:

Approval Year	Dividends	Payment Year	Dividends
2017 (*)	0,00	2017	0,00
2018	898,332	2018	0,00
Total approved	898,332	Total paid

(*) There was no resolution on dividend distribution during the year of 2017.